Issuances of Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Issuances of Securities
Schedule of Restricted Stock Units
Weighted
Average
Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2023	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	-	$-
Total awards outstanding at March 31, 2024	47,665,000	$0.54

	Number of Units	Weighted Average Grant Date Fair Value
Total awards outstanding at December 31, 2021	28,190,000	$0.96
Units granted	31,725,000	$0.42
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	(12,250,000)	$1.16
Total awards outstanding at December 31, 2022	47,665,000	$0.54
Activity related to our restricted stock units during the year ended December 31, 2023 was as follows:
Weighted
Average
Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2022	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2023	47,665,000	$0.54